Derivatives and Hedging Activities (Fair Value of Derivative Instruments in Consolidated Balance Sheets) (Detail) - Foreign Exchange Contract - JPY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Prepaid Expenses and Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative assets designated as Hedging Instrument	¥ 176	¥ 42
Derivative assets not designated as Hedging Instrument	2,539	23
Other Current Liabilities
Derivatives, Fair Value [Line Items]
Derivatives liabilities designated as hedging instruments	416	777
Derivatives liabilities not designated as hedging instruments	¥ 846	¥ 1,342